DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 1,124,884	$ 1,222,944
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	142,552	150,000
$800 million credit facility
Debt Instrument [Line Items]
Total debt	516,000	568,000
2017 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	242,503	250,000
NR Satu Facility
Debt Instrument [Line Items]
Total debt	59,362	74,113
Eskimo SPV Debt
Debt Instrument [Line Items]
Total debt	$ 164,467	$ 180,831